Balance Sheet Components - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw material	$ 2,169	$ 1,084	$ 478
Work in progress	850	634	198
Finished goods	4,451	2,313	1,041
Consigned inventory	1,757	1,100	806
Total inventory	$ 9,227	$ 5,131	$ 2,523